Mainland China Contribution Plan and Profit Appropriation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contribution Plan and Profit Appropriation [Abstract]
Provisions for full time employees benefits related to mandated contribution plan	$ 54,926	$ 31,441	$ 18,125
Minimum percentage of after-tax income to reserve fund before payment of dividends, required by local government	10.00%
Appropriation amount to statutory reserve funds	$ 21,284	$ 12,074	$ 10,408